UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21793

Name of Fund:  BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Enhanced Government Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 -   Schedule of Investments


BlackRock Enhanced Government Fund, Inc.

Schedule of Investments as of September 30, 2007 (Unaudited)                                                    (in U.S. dollars)


                                                               Face       Interest               Maturity
Issue                                                         Amount        Rate                 Date(s)                 Value
Government & Agency Obligations - 4.9%

Federal Farm Credit Bank                                  $   3,500,000      4.55%              6/08/2020           $   3,299,156
Federal Home Loan Bank System                                 3,525,000      5.40               10/27/2011              3,555,308
U.S. Treasury Bonds                                           2,500,000      6.25               5/15/2030               2,971,875
                                                              1,500,000      4.50               2/15/2036               1,422,071

Total Government & Agency Obligations (Cost - $11,390,396) - 4.9%                                                      11,248,410


Government Agency Mortgage-Backed Obligations - 96.5%

Fannie Mae Guaranteed Pass-Through Certificates               8,400,000      4.50             10/15/2022 (b)            8,087,621
                                                              1,914,917      4.66               7/01/2010               1,893,901
                                                              6,345,035      4.681              2/01/2013               6,276,183
                                                             30,354,938      5.00      11/01/2033 - 10/15/2037 (b)     29,042,083
                                                              7,939,300      5.24               4/01/2012               7,996,659
                                                              6,148,744      5.307            10/01/2035 (a)            6,123,233
                                                             49,828,657      5.50      10/15/2022 - 10/15/2037 (b)     48,897,216
                                                              2,661,518      5.707              2/01/2012               2,743,600
                                                             26,718,195      6.00      10/01/2035 - 10/15/2037 (b)     26,756,415
                                                              5,401,684      6.60               1/01/2011               5,576,659

Fannie Mae Trust                       353-2                  4,603,300      5.00             8/01/2034 (c)             1,213,991
                                       367-2                  4,287,889      5.50             1/25/2036 (c)             1,125,323
                                       378-5                  4,650,385      5.00             7/01/2036 (c)             1,145,699
                                       2006-129-PA            4,081,094      5.50               7/25/2028               4,100,575

Freddie Mac Mortgage Participation Certificates               1,095,022      4.50               5/01/2034               1,019,187
                                                             19,408,295      5.00         5/01/2020 - 8/01/2037        18,620,678
                                                              4,340,102      5.014            10/01/2035 (a)            4,302,474
                                                                797,341      5.50               4/01/2037                 780,744
                                                              2,500,000      6.00      10/01/2035 - 10/15/2037 (b)      2,502,345
                                                              4,200,000      6.50             10/15/2037 (b)            4,274,810

Freddie Mac Multiclass Certificates    232-IO                 4,950,226      5.00             8/01/2035 (c)             1,303,445
                                       2654-YD                6,995,600      5.00             12/15/2026 (c)              635,704
                                       2659-IA                1,763,907      5.00             12/15/2021 (c)               29,314
                                       2958-MD                5,000,000      5.50               1/15/2031               4,971,538
                                       3042-EA                2,680,000      4.50               9/15/2035               2,443,417
                                       3136-PD                1,674,840      6.00               12/15/2034              1,695,614
                                       3183-KI                4,287,428      6.00             12/15/2034 (c)              702,764

Ginnie Mae MBS Certificates                                   2,857,856      5.00              11/15/2035               2,766,829
                                                              2,666,647      5.50              11/15/2035               2,631,186

Ginnie Mae Trust                       2005-87-C             10,000,000      5.33             9/16/2034 (a)             9,910,285
                                       2006-3-C              10,000,000      5.24             4/16/2039 (a)             9,503,225
                                       2006-30-IO             8,900,154      0.80            5/16/2046 (a)(c)             479,496

Total Government Agency Mortgage-Backed Securities
(Cost - $219,730,951) - 96.5%                                                                                         219,552,213


Non-Government Agency Mortgage-Backed Securities** - 8.1%

CS First Boston Mortgage Securities Corp.
  Series 2005-11 Class 6A5                                    1,806,889      6.00               12/25/2035              1,828,043
Citigroup Commercial Mortgage Trust
  Series 2007-C6 Class A4                                       475,000      5.889            6/10/2017 (a)               480,194
Countrywide Alternative Loan Trust
  Series 2006-41CB Class 2A17                                 2,941,543      6.00               1/25/2037               2,970,050
First Horizon Alternative Mortgage Securities
  Series 2007-FA2 Class 1A11                                 25,100,000      1.245           4/25/2037 (a)(c)             998,340
Greenwich Capital Commercial Funding Corp.
  Series 2006-GG7 Class A4                                    1,500,000      6.11             7/10/2038 (a)             1,546,491
JPMorgan Chase Commercial Mortgage Securities Corp.
  Series 2006-CB15 Class A4                                   2,500,000      5.814            6/12/2043 (a)             2,548,236
JPMorgan Chase Commercial Mortgage Securities Corp.
  Series 2006-LDP7 Class A4                                   2,000,000      5.88             4/15/2045 (a)             2,056,451
JPMorgan Chase Commercial Mortgage Securities Corp.
  Series 2007-CB20 Class A4                                   1,330,000      5.794            2/12/2051 (a)             1,336,570
Residential Asset Securitization Trust
  Series 2004-A9 Class A3                                    18,883,262      1.83           12/25/2035 (a)(c)             725,180
Residential Funding Mortgage Securities I
  Series 2006-S1 Class 1A5                                    1,549,302      5.25               1/25/2036               1,541,181
Wells Fargo Mortgage Backed Securities Trust
  Series 2005-13 Class A1                                     2,456,452      5.00               11/25/2020              2,406,876

Total Non-Government Agency Mortgage-Backed Securities
(Cost - $17,870,211) - 8.1%                                                                                            18,437,612



                                                                  Issue
Asset-Backed Securities** - 2.1%

                                                              3,220,000    First Franklin Mortgage Loan Asset Backed
                                                                           Certificates Series 2005-FF2 Class M2,
                                                                           5.313% due 3/25/2035 (a)                     2,993,684
                                                              2,000,000    Securitized Asset Backed Receivables LLC
                                                                           Trust Series 2005-0P1 Class M2, 5.323%
                                                                           due 1/25/2035 (a)                            1,913,421

Total Asset-Backed Securities (Cost - $4,959,000) - 2.1%                                                                4,907,105


Corporate Bonds - 3.4%

Electric Utilities - 0.9%                                     2,000,000    PPL Capital Funding, 6.70%
                                                                           due 3/30/2067 (a)                            1,921,600

Insurance - 2.5%                                              2,000,000    The Allstate Corp., 6.50%
                                                                           due 5/15/2057 (a)                            1,926,700
                                                              2,000,000    XL Capital Ltd. Series E, 6.50% (a)(f)       1,868,054
                                                              2,000,000    ZFS Finance USA Trust I, 6.50%
                                                                           due 5/09/2037 (a)(d)                         1,933,602
                                                                                                                     ------------
                                                                                                                        5,728,356

Total Corporate Bonds (Cost - $7,930,520) - 3.4%                                                                        7,649,956


Preferred Securities

Capital Trusts - 1.7%

Consumer Finance - 0.9%                                       2,000,000    Capital One Capital III, 7.686%
                                                                           due 8/15/2036                                1,965,108

Diversified Financial Services - 0.8%                         2,000,000    JPMorgan Chase Capital XXII, 6.45%
                                                                           due 2/02/2037                                1,843,118

Total Capital Trusts (Cost - $4,175,163) - 1.7%                                                                         3,808,226


Trust Preferreds - 2.4%


Capital Markets - 0.8%                                        2,000,000    Morgan Stanley Capital Trust VIII,
                                                                           6.45% due 4/15/2067                          1,790,400

Commercial Banks - 0.8%                                       2,000,000    Wachovia Capital Trust IX, 6.375%
                                                                           due 6/01/2067                                1,845,600

Media - 0.8%                                                  2,000,000    Comcast Corp., 6.625% due 5/15/2056          1,876,800

Total Trust Preferreds (Cost - $5,982,207) - 2.4%                                                                       5,512,800

Total Preferred Securities (Cost - $10,157,370) - 4.1%                                                                  9,321,026



                              Number of
                            Contracts +    Options Purchased
Options Purchased - 1.8%

Call Options Purchased                9    Receive a fixed rate of 5.895% and pay a floating rate based
                                           on 3-month LIBOR, expiring August 2011, Broker JPMorgan Chase (e)              484,391
                                     18    Receive a fixed rate of 5.495% and pay a floating rate based on 3-month LIBOR, expiring May 2012, Broker Credit Suisse First
                                           Boston International (e)                                                       951,256
                                     18    Receive a fixed rate of 5.725% and pay a floating rate based on 3-month LIBOR, expiring May 2012, Broker Lehman Brothers
                                           Special Financing (e)                                                          828,384
                                                                                                                     ------------
                                                                                                                        2,264,031

Put Options Purchased                 9    Pay a fixed rate of 5.895% and receive a floating rate based
                                           on 3-month LIBOR, expiring August 2011, Broker JPMorgan Chase (e)              341,728
                                     18    Pay a fixed rate of 5.495% and receive a floating rate based on 3-month LIBOR, expiring May 2012, Broker Credit Suisse First
                                           Boston International (e)                                                       714,330
                                     18    Pay a fixed rate of 5.725% and receive a floating rate based on 3-month LIBOR, expiring May 2012, Broker Lehman Brothers
                                           Special Financing (e)                                                          818,230
                                                                                                                     ------------
                                                                                                                        1,874,288

Total Options Purchased (Premiums Paid - $3,573,570) - 1.8%                                                             4,138,319

Total Investments Before TBA Sale Commitments and Options Written (Cost - $275,612,018) - 120.9%                      275,254,641



                            Face Amount    TBA Sale Commitments
                          $  30,200,000    Fannie Mae Guaranteed Pass-Through Certificates, 5%
                                           due 11/01/2033 - 10/15/2037                                               (28,902,950)
                              7,100,000    Fannie Mae Guaranteed Pass-Through Certificates, 6%
                                           due 10/01/2035 - 10/15/2037                                                (7,110,948)

Total TBA Sale Commitments (Premiums Received - $36,301,403) - (15.8%)                                               (36,013,898)


                              Number of
                            Contracts +    Options Written
Options Written - (3.9%)

Call Options Written                100    Pay a fixed rated of 4.795% and received a floating rate based on 3-month LIBOR, expiring October 2007, Broker Deutsche Bank
                                           AG London (e)                                                                (530,600)
                                     50    Pay a fixed rated of 4.805% and received a floating rate based on 3-month LIBOR, expiring October 2007, Broker Lehman Brothers
                                           Special Financing (e)                                                        (306,000)
                                     11    Pay a fixed rate of 5.685% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker Lehman Brothers
                                           Special Financing (e)                                                        (798,897)
                                     50    Pay a fixed rate of 4.625% and receive a floating rate based on 3-month LIBOR, expiring March 2008, Broker Deutsche Bank
                                           AG London (e)                                                                (381,250)
                                     11    Pay a fixed rate of 5.4475% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker Credit Suisse First
                                           Boston International (e)                                                     (866,899)
                                     36    Pay a fixed rate of 5.88% and receive a floating rate based on 3-month LIBOR, expiring June 2008, Broker Deutsche Bank
                                           AG London (e)                                                              (1,978,403)
                                     25    Pay a fixed rate of 5.9575% and receive a floating rate based on 3-month LIBOR, expiring December 2007, Broker Deutsche Bank
                                           AG London (e)                                                              (1,968,800)
                                                                                                                    -------------
                                                                                                                      (6,830,849)

Put Options Written                  35    Receive a fixed rate of 5.29% and pay a floating rate based on 3-month LIBOR, expiring October 2007, Broker Deutsche Bank
                                           AG London (e)                                                                (160,150)
                                     50    Receive a fixed rate of 5.125% and pay a floating rate based on 3-month LIBOR, expiring March 2008, Broker Deutsche Bank
                                           AG London (e)                                                                (372,600)
                                     11    Receive a fixed rate of 5.4475% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker Credit Suisse First
                                           Boston International (e)                                                     (639,375)
                                     11    Receive a fixed rate of 5.685% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker Lehman Brothers
                                           Special Financing (e)                                                        (689,959)
                                     36    Receive a fixed rate of 5.88% and pay a floating rate based on
                                           3-month LIBOR, expiring June 2008, Broker Deutsche Bank AG London (e)        (271,030)
                                                                                                                    -------------
                                                                                                                      (2,133,114)

Total Options Written (Premiums Received - $6,480,734) - (3.9%)                                                       (8,963,963)

Total Investments, Net of TBA Sale Commitments and Options Written (Cost - $232,829,881*) - 101.2%                    230,276,780
Liabilities in Excess of Other Assets - (1.2%)                                                                        (2,663,355)
                                                                                                                    -------------
Net Assets - 100.0%                                                                                                 $ 227,613,425
                                                                                                                    =============


  * The cost and unrealized appreciation (depreciation) of investments, net of TBA sale commitments and options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                           $          232,829,881
                                             ======================
    Gross unrealized appreciation            $            4,037,024
    Gross unrealized depreciation                       (6,590,125)
                                             ----------------------
    Net unrealized depreciation              $          (2,553,101)
                                             ======================


 ** Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying instruments, the average life may be substantially less than the original maturity.

  + One contract represents a notional amount of $1,000,000.

(a) Floating rate security.

(b) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(c) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

(f) The security is a perpetual bond and has no stated maturity date.

o Investment in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series                       $  (10,517,087)       $  375,065
    BlackRock Liquidity Series, LLC
    Money Market Series                            -              $      195


o Financial futures contracts purchased as of September 30, 2007 were as follows:

                                                                  Unrealized
    Number of                       Expiration         Face      Appreciation
    Contracts   Issue                  Date           Value     (Depreciation)

       34       5-Year U.S.
                Treasury Notes    December 2007    $  3,626,844   $     12,219
      409       10-Year U.S.
                Treasury Notes    December 2007    $ 45,222,671      (488,296)
                                                                  ------------
    Total Unrealized Depreciation - Net                           $  (476,077)
                                                                  ============


o Financial futures contracts sold as of September 30, 2007 were as follows:

    Number of                       Expiration         Face       Unrealized
    Contracts   Issue                  Date           Value      Depreciation

      851       2-Year U.S.
                Treasury Notes    December 2007   $ 176,165,620   $   (71,161)
                                                                  ------------
    Total Unrealized Depreciation                                 $   (71,161)
                                                                  ============


o   Swaps outstanding as of September 30, 2007 were as follows:

                                                     Notional      Unrealized
                                                      Amount      Depreciation

    Receive a fixed rate of 4.6625% and pay a floating rate based on 3-month LIBOR

    Broker, Credit Suisse First Boston International
    Expires September 2010                       $  351,000,000  $   (703,657)

    Pay a fixed rate of 5.705% and receive a floating rate based on 3-month LIBOR

    Broker, Deutsche Bank AG London
    Expires June 2017                            $   50,000,000    (1,983,463)

    Pay a fixed rate of 5.769% and receive a floating rate based on 3-month LIBOR

    Broker, Lehman Brothers Special Financing
    Expires July 2017                            $   25,000,000    (1,103,724)

    Pay a fixed rate of 5.773% and receive a floating rate based on 3-month LIBOR

    Broker, Lehman Brothers Special Financing
    Expires July 2017                            $   25,000,000    (1,111,306)

    Received a fixed rate of 5.005% and pay a floating rate based on 3-month LIBOR

    Broker, Deutsche Bank AG London
    Expires September 2017                       $   25,000,000      (400,750)
                                                                 -------------
    Total                                                        $ (5,302,900)
                                                                 =============



Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Enhanced Government Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock Enhanced Government Fund, Inc.


Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Enhanced Government Fund, Inc.


Date: November 20, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Enhanced Government Fund, Inc.


Date: November 20, 2007